BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Temporary equity, shares outstanding	8,162,790	8,186,086
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A ordinary
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	350,000,000	350,000,000
Common shares, shares issued	1,471,210	1,447,914
Common shares, shares outstanding	1,471,210	1,447,914
Class B ordinary
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	150,000,000	150,000,000
Common shares, shares issued	2,300,000	2,300,000
Common shares, shares outstanding	2,300,000	2,300,000